Other income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Non-tenant electricity income	$ 3,669,456	$ 2,191,789	$ 0
Insurance recovery	139,412	2,447,112	1,153,350
Inflationary effect on tax recovery	328,128	188,750	122,855
Others	170,960	310,507	54,648
Total	$ 4,307,956	$ 5,138,158	$ 1,330,853